UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ] ; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this report on Behalf of Reporting Manager:

Name:Mattew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		October 9, 2007

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43 Data Records

Form 13F Information Table Value Total: $272,421


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is files, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE                                                                           Voting Authority



                                                          Value   Shares/ Sh/     Put/  Investment  Other
Name of Issuer              Title of class CUSIP          (x$1000)Prn Amt Prn     Call  Discretion  Managers Sole    Shared  None


3M COMPANY                       COM       88579y101         13822  147700SH              Sole              147700
ABAXIS INC COM                   COM       002567105          2954  131575SH              Sole              131575
AFLAC INC COM                    COM       001055102          4027   70600SH              Sole               70600
ALLERGAN INC                     COM       018490102         12363  191770SH              Sole              191770
ALTRIA GROUP                     COM       718154107           261    3750SH              Sole                3750
APACHE CORP                      COM       037411105          2071   23000SH              Sole               23000
APPLE COMPUTER INC COM           COM       037833100          8265   53857SH              Sole               53857
AUTOMATIC DATA PROCESSING        COM       053015103          4503   98050SH              Sole               98050
BARD CR INC                      COM       067383109         10706  121400SH              Sole              121400
BECTON DICKINSON & CO            COM       075887109         10527  128300SH              Sole              128300
BROWN FORMAN CORP                COM       115637209          6982   93200SH              Sole               93200
CALWEST BANCORP                  COM       13169q102           411   39096SH              Sole               39096
CEPHALON INC COM                 COM       156708109          8716  119300SH              Sole              119300
CHARLES SCHWAB INC               COM       808513105          7719  357350SH              Sole              357350
CHATTEM INC                      COM       162456107          3230   45800SH              Sole               45800
CHURCH & DWIGHT INC COM          COM       171340102         18483  392920SH              Sole              392920
CISCO SYS INC                    COM       17275R102          4572  138000SH              Sole              138000
CITY NATL CORP COM               COM       178566105          6806   97920SH              Sole               97920
DENTSPLY INTERNATIONAL INC       COM       249030107          2411   57900SH              Sole               57900
EBAY INC COM                     COM       278642103          7918  202930SH              Sole              202930
ECOLAB INC                       COM       278865100          5312  112550SH              Sole              112550
EXXON MOBIL CORP                 COM       30231G102           268    2900SH              Sole                2900
GENERAL ELECTRIC CO              COM       369604103           324    7835SH              Sole                7835
HAIN CELESTIAL GRP INC COM       COM       405217100          8709  271050SH              Sole              271050
HEALTHCARE SVCS GP INC COM       COM       421906108          4693  231538SH              Sole              231538
HEINZ H J CO COM                 COM       423074103          8097  175250SH              Sole              175250
IDEXX LABS                       COM       45168d104          4816   43950SH              Sole               43950
INTERNATIONAL GAME TEC COM       COM       459902102          5189  120400SH              Sole              120400
JOHNSON & JOHNSON                COM       46612J101           283    4300SH              Sole                4300
LOGITECH INTL S A SPONSORED AD   COM       541419107          7530  254810SH              Sole              254810
PEPSICO INC                      COM       713448108         16093  219670SH              Sole              219670
PROCTER & GAMBLE CO              COM       742718109         10914  155160SH              Sole              155160
QUALCOMM INC COM                 COM       747525103          7390  174875SH              Sole              174875
RESMED INC COM                   COM       761152107          2405   56100SH              Sole               56100
SAVE THE WORLD AIR INC           COM       805147105             9   25000SH              Sole               25000           25000
SCHERING PLOUGH CORP COM         COM       806605101          4903  155000SH              Sole              155000
SOUTHERN CO COM                  COM       842587107          3334   91900SH              Sole               91900
STARBUCKS CORP                   COM       855244109          9158  349545SH              Sole              349545
TEVA PHARMACEUTICAL INDS         COM       881624209         15305  344165SH              Sole              344165
UNITED PARCEL SERVICE CL B       COM       911312106          5865   78100SH              Sole               78100
WEST COAST BANCORP /OR/          COM       952145100          1675   58950SH              Sole               58950
WM WRIGLEY JR CO                 COM       982526105          6985  108750SH              Sole              108750
WMS INDS INC COM                 COM       929297109          6415  193812SH              Sole              193812
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